Investments	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
Investments
16.	Investments
As at	December 31, 2021	December 31, 2020
Investments at amortized cost (A)	24,987	—
Investment at FVTPL (B)	48,576	51,876
	73,563	51,876

Current portion	3,065	—
Long-term	70,498	51,876
A)	INvestments at amortized cost

On February 16, 2021, the Company announced a $22 million strategic investment (the “Indiva Investment”) in Indiva Limited (“Indiva”). The Indiva Investment closed on February 23, 2021. The Indiva Investment was completed in the form of a brokered private placement of 25 million common shares of Indiva at a price of $0.44 per common share, for gross proceeds of $11 million, and a non-revolving secured term loan to Indiva in the principal amount of $11 million (the “Term Loan”). The Term Loan bore interest at a rate of 9% per annum and has a maturity date of February 23, 2024.

On October 4, 2021, the Company provided an additional $8.5 million principal loan to Indiva and has amended the Term Loan. The amended Term Loan has an interest rate of 15% per annum and the maturity date of February 23, 2024 has not changed. Accrued and unpaid interest of $0.3 million was added to the outstanding principal balance, bringing the total principal outstanding to $19.8 million.

The Term Loan has been designated as measured at amortized cost (note 32). The common shares are measured at Fair Value Through Profit or Loss (“FVTPL”) and are included in marketable securities (note 9).

On April 26, 2021, the Company closed a $3.0 million convertible debenture with a private company with a maturity date of October 26, 2021, and an interest rate of 9% per annum. The maturity date was extended to April 26, 2022, and the interest rate increased to 12% per annum. The Company has the right, but not the obligation, to convert all or any portion of the outstanding principal into common shares at a price equal to a conversion formula until the maturity date. The convertible debenture has been designated as measured at amortized cost (note 32).

The Company has entered into several promissory notes with Spiritleaf franchise partners, with interest rates ranging from prime plus a margin of 5.5% per annum to 8% per annum, with maturity dates of 5 years. The promissory notes have been designated as measured at amortized cost (note 32).

The following table summarizes the carrying amount of investments at amortized cost as at December 31, 2021:

As at	December 31, 2021
Secured term loan	19,417
Convertible debenture	3,065
Spiritleaf franchise partners	2,505
24,987
B)	Investment at fvtpl

The Company owns a special purpose vehicle (the “Zenabis Investment”) that owns $51.9 million of aggregate principal amount of senior secured debt of Zenabis Investments Ltd. (the “Zenabis Senior Loan”) of Zenabis Investments Ltd. (“Zenabis”). The Zenabis Senior Loan is secured by the assets of Zenabis and its subsidiaries and is guaranteed by Zenabis Global Inc. On June 1, 2021, Zenabis was acquired by HEXO Corp. The Zenabis Senior Loan bears interest at a rate of 14% per annum and has a maturity date of March 31, 2025. Pursuant to the terms of the Zenabis Senior Loan, Zenabis will also pay the Company a royalty based on quarterly sales revenue from its medical, recreational and wholesale cannabis lines net of value added or sales taxes. The royalty is payable for 32 fiscal quarters and is payable for quarters in which Zenabis accomplishes certain sales revenue targets.

The Company is in negotiations with Zenabis for the repayment and termination of the Zenabis Senior Loan as Zenabis is in breach of certain covenants. Zenabis filed a petition with the Supreme Court of British Columbia to determine the value of the royalty. The court dismissed the petition and did not decide the merits of the case. Zenabis had 30 days from December 17, 2021 to file a notice of appeal in respect of the court’s findings, but they did not do so.

The Zenabis Investment has been designated as FVTPL (note 32). As of April 27, 2022, all required payments have been made in respect of the Zenabis Senior Loan, including $100,000 per month in monitoring fees payable to the Company.

Due to the credit risk associated with Zenabis and its parent, and uncertainty of the completion of their proposed restructuring, the Company has adjusted the fair value of the Zenabis Senior Loan downward by $3.3 million in accordance with the requirements of IFRS. In the event that facts and circumstances change the fair value will be adjusted accordingly. The fair value determination does not attribute value to the associated royalty due to its inherent uncertainty, or monitoring fee.